Related Party Disclosures	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 15 – Related Party Transactions:

Payments made to a stockholder for distribution services totaled approximately $8,900,444 in 2014, and $6,146,245 in 2013, and $4,882,534 in 2012. Payments made to stockholders for the purchase of raw materials totaled approximately $5,545,835 in 2014, $4,658,118 in 2013, and $3,059,658 in 2012. In addition there were payments of $175,399 in 2014, $678,371 in 2013, and $707,686 in 2012, related to rent and associated utilities and maintenance to a stockholder who is also a landlord of one of our locations. The rent and associated utilities and maintenance cost were at market rates. None of the above payments were made to any stockholder who is an employee, board member, subsidiary, or affiliate of the Company.

In connection with the $62,500,000 revolving note payable, certain stockholders were guarantors of the note. The agreement stipulated that the Company will pay each guarantor a contingent fee equal to 10% per annum of the amount that each guarantor committed to guarantee. Upon consummation of the IPO, the fees on debt guarantee were paid in the form of Series C shares. See note 11 for further detail.